NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NOTES PAYABLE
Schedule of promissory notes payable
March 31, 2026	December 31, 2025
8,012	8,012
3,590	3,590
5,650	5,650
5,000	5,000
10,000	10,000
8,000	8,000
7,880	7,880
10,000	10,000
3,500	3,500
750	750
169	169
3,000	3,000
10,000	10,000
1,102	1,102
6,000	6,000
3,440	3,440
10,000	10,000
594	594
4,500	4,500
5,000	5,000
5,000	5,000
700	700
3,000	3,000
518	518
349	-
34,775	-
$150,529	$115,405

December 31, 2025	December 31, 2024
$8,012	$8,012
3,590	3,590
5,650	5,650
5,000	5,000
10,000	10,000
8,000	8,000
7,880	7,880
10,000	10,000
3,500	3,500
750	750
169	169
3,000	3,000
10,000	10,000
1,102	1,102
6,000	6,000
3,440	3,440
10,000	-
594	-
4,500	-
5,000	-
5,000	-
700	-
3,000	-
518	-
$115,405	$86,093